Long-Term Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Apr. 02, 2022	Jan. 01, 2022	Dec. 26, 2020	Jul. 21, 2020
Debt Instrument [Line Items]
Gross long-term debt	$ 720,980	$ 722,379	$ 636,238
Less unamortized deferred finance fees	9,743	10,594	12,110
Less current maturities	8,215	8,067	6,523
Total long-term debt	703,022	703,718	617,604
Financing Leases [Member]
Debt Instrument [Line Items]
Gross long-term debt	617	0
Notes Payable | Note payable - First Lien
Debt Instrument [Line Items]
Gross long-term debt		0	562,363	$ 573,000
Less unamortized deferred finance fees			10,304
Notes Payable | Note payable - First Lien B2
Debt Instrument [Line Items]
Gross long-term debt		0	73,875
Less unamortized deferred finance fees			1,806
Notes Payable | Note payable - Amendment No. 4 First Lien
Debt Instrument [Line Items]
Gross long-term debt	720,363	722,379	$ 0
Less unamortized deferred finance fees	$ 9,743	$ 10,594